UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06721 _____________________________________________________

BlackRock Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31 , 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—136.1%
		Alabama—2.1%
AAA	$ 2,410	Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$ 2,566,578
AAA	6,555	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,795,437

				9,362,015

		Alaska—0.9%
AAA	4,000	Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,076,880

		Arizona—2.0%
AAA	4,000	Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,595,360
AAA	1,000	Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,039,660
AAA	4,200	Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,345,950

				8,980,970

		California—2.3%
		Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.125%, 5/01/08, FSA	No Opt. Call	5,031,300
AAA	5,000	3.375%, 5/01/09, MBIA	No Opt. Call	5,054,050

				10,085,350

		Colorado—2.4%
AAA	2,000	E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,535,380
AAA	1,000	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	1,001,340
AAA	6,965	Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,329,200
AAA	1,000	Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,003,060

				10,868,980

		Delaware—0.1%
AAA	650	Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	651,345

		District of Columbia—3.1%
		Dist. of Columbia, GO,
AAA	195 [3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	212,392
AAA	2,605	Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,827,832
AAA	10,000	Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,712,600

				13,752,824

		Florida—4.7%
AAA	2,280	Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,370,425
AAA	13,890	Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,867,300
AAA	1,300	Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,383,668
AAA	2,080	Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,246,733

				20,868,126

		Georgia—5.9%
AAA	5,000	Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,438,100
AAA	20,000	Monroe Cnty. PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,551,800

				25,989,900

		Hawaii—3.8%
		Hawaii, GO, FSA,
AAA	6,510	Ser. CY, 4.00%, 2/01/09	No Opt. Call	6,702,826
AAA	8,045	Ser. CZ, 3.25%, 7/01/09	No Opt. Call	8,054,252
AAA	1,880	Honolulu City & Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	2,005,396

				16,762,474

		Illinois—14.2%
AAA	2,930	Chicago, Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,113,242
		Chicago Park Dist., Pkg. Rev., GO,
AAA	3,290	Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,284,769
AAA	1,750	Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,767,692
AAA	1,000	Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	992,630
AAA	3,105 [3]	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,950,837

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
			Cook Cnty. High Sch.,
AAA	$ 2,000		Arlington Heights, 4.50%, 12/01/08, FSA	No Opt. Call	$ 2,091,760
AAA	1,175	[3]	J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	ETM	999,737
AAA	4,805		J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,041,822
AAA	13,000		Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,959,440
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	7,934,833
			Illinois, GO, Ser. 1, MBIA,
AAA	6,750		3.50%, 7/01/08	No Opt. Call	6,838,628
AAA	5,000		3.75%, 7/01/09	No Opt. Call	5,096,100
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,482,427
			Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj., FGIC,
AAA	8,385	[3]	Zero Coupon, 6/15/08	ETM	7,576,351
AAA	215		Zero Coupon, 6/15/08	No Opt. Call	192,988
AAA	1,570	[3]	Ser. A, Zero Coupon, 6/15/08	ETM	1,418,589

					62,741,845

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth., Pub. Wtr. Sply. Proj., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,028,220

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,412,969

			Louisiana—1.3%
AAA	5,770		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,800,639

			Massachusetts—0.1%
AAA	355		Hsg. Fin. Agcy., Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC	05/05 @ 101	355,777

			Michigan—6.4%
AAA	1,665	[3]	Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,685,430
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,511,207
			Lake Orion Cmnty. Sch. Dist., AMBAC,
AAA	3,290	[4]	6.60%, 5/01/05	N/A	3,333,329
AAA	3,285	[4]	6.70%, 5/01/05	N/A	3,328,494
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,103,170
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,612,292
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,727,663
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,130,900
AAA	2,800		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	2,965,508

					28,397,993

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,180,372

			Nevada—3.1%
AAA	6,270		Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,456,156
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	2,085		Zero Coupon, 1/01/09	No Opt. Call	1,803,316
AAA	3,585		Zero Coupon, 1/01/10	No Opt. Call	2,957,733
AAA	2,245		Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,370,810

					13,588,015

			New Jersey—1.2%
AAA	1,220		Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,279,695
			Monmouth Cnty. Impvt. Auth. Gov’t. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,216,791
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,066,930
AAA	1,750		Transp. Trust Fund Auth., Transp. Sys. Proj., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,880,305

					5,443,721

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,050,889
AAA	2,600		Fin. Auth., Pub. Impvt. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,654,236

					4,705,125

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—13.2%
			Env. Fac. Corp., PCR, Ser. D,
AAA	$ 1,030		6.50%, 5/15/07	05/05 @ 102	$ 1,056,111
AAA	80		6.50%, 11/15/07	05/05 @ 102	82,028
AAA	2,000		Erie Cnty., Pub. Impvt. Proj., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,094,080
			New York, MBIA,
AAA	1,450	[3]	Ser. E, 6.125%, 8/01/06	ETM	1,516,917
AAA	3,550		Ser. E, 6.125%, 8/01/06	No Opt. Call	3,710,034
AAA	15,915		GO, Ser. F, 5.25%, 9/15/09	09/08 @ 101	17,075,681
			New York City, GO, MBIA,
AAA	15,500		Ser. E, 6.20%, 8/01/07	No Opt. Call	16,621,890
AAA	2,890	[4]	Ser. G, 5.75%, 2/01/06	N/A	3,009,530
AAA	2,110		Ser. G, 5.75%, 2/01/08	02/06 @ 101.5	2,197,270
AAA	4,250		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs. Proj., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,289,695
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,985,800
AAA	2,715		Thruway Auth. Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	05/05 @ 102	2,779,698

					58,418,734

			North Carolina—8.2%
			Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B,
AAA	13,500		6.125%, 1/01/09, FGIC	No Opt. Call	14,890,365
AAA	5,000		7.00%, 1/01/08, CAPMAC	No Opt. Call	5,507,950
AAA	14,675		7.25%, 1/01/07, CAPMAC	No Opt. Call	15,780,174

					36,178,489

			Ohio—0.5%
AAA	2,000		Bldg. Auth. Workers Comp. Facs., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,135,340

			Oregon—1.9%
			Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,090,223
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,250,377
AAA	1,285		Lane Cnty. Sch. Dist. No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,279,115
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,042,240

					8,661,955

			Pennsylvania—12.0%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,461,139
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,560,600
			Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
AAA	6,910		Ser. A, 6.25%, 7/01/08	05/05 @ 100	6,939,160
AAA	3,530	[3]	Ser. B, 6.25%, 7/01/08	ETM	3,714,866
			Dept. of Gen. Svcs., COP, FSA,
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,162,565
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,219,598
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,273,293
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,334,086
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,629,570
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,290,788
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,283,172
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,141,000
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	4,008,432

					53,018,269

			South Carolina—0.8%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,032,241
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,731,121

					3,763,362

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr., Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,041,800

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—23.9%
			Austin Util. Sys.,
AAA	$ 11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	$ 10,173,387
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,233,800
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,233,800
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,570,400
AAA	5,380		Austin Pub. Impvt.,, GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,452,415
			Coppell Indpt. Sch. Dist., MBIA,
AAA	1,430	[3]	6.10%, 8/15/09	ETM	1,587,085
AAA	620		6.10%, 8/15/09	08/05 @ 10	628,147
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,525,075
AAA	2,000		Houston Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,130,360
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,755,777
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,030,683
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,897,534
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,667,193
			Mun. Pwr. Agcy., AMBAC,
AAA	980	[3]	Zero Coupon, 9/01/08	ETM	879,570
AAA	14,020		Zero Coupon, 9/01/08	No Opt. Call	12,482,567
AAA	1,045	[3]	Zero Coupon, 9/01/09	ETM	899,201
AAA	15,130		Zero Coupon, 9/01/09	No Opt. Call	12,901,351
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,595,445
			Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,295,878
AAA	3,000		Ser. A, 5.50%, 2/01/09, AMBAC	02/08 @ 101	3,216,270
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,535,548
AAA	6,000	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,025,000
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt., 3.50%, 3/1/09, FSA	No Opt. Call	9,155,342
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,942,676
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,025,910

					105,840,414

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply., Ser. B, MBIA,
AAA	2,215	[3]	6.00%, 7/01/07	ETM	2,366,174
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,366,944
AAA	10,300	[4]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,781,113

					14,514,231

			Washington—10.6%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,329,538
			Hlth. Care Fac. Auth., Catholic Hlth. Initiatives Proj., Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,080,781
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,087,570
			King Cnty., GO,
AAA	3,060		Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA	No Opt. Call	3,096,628
AAA	12,850		Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,814,521
AAA	2,045		Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,103,569
			Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,654,170
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,138,578
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,780,600
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	5,866,968

					46,952,923

			West Virginia—1.5%
AAA	1,550		Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,603,134
			Higher Ed. Policy Comm. Rev., Ser. A, MBIA,
AAA	2,455		St. Coll. Fac. Proj., 5.00%, 4/01/09	No Opt. Call	2,616,392
AAA	2,135		Univ. Facs. Proj., 5.00%, 4/01/09	No Opt. Call	2,275,355

					6,494,881

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Wisconsin—3.2%
			Wisconsin, GO,
AAA	$ 7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	$ 7,932,529
AAA	6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,259,542

					14,192,071

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,270		3.75%, 1/15/09	No Opt. Call	1,295,527
AAA	1,395		3.75%, 7/15/09	No Opt. Call	1,420,919

					2,716,446

			Total Long-Term Investments (cost $578,804,115)		602,982,455

			SHORT-TERM INVESTMENTS—24.1%
			Illinois—1.5%
A1+	6,600	[5]	Joliet Regl. Port Dist. Marine Term. Rev., Exxon Corp. Proj., 2.22%, 4/01/05, FRDD	N/A	6,600,000

			Kansas—1.3%
A1+	5,755	[5]	Dept. Transp. Hwy., Ser. B-1, 2.27%, 4/01/05, FRDD	N/A	5,755,000

			Maryland—0.5%
VMIG1	2,000	[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg., Avalon Lea Apts. Proj., 2.22%, 4/06/05, FRWD	N/A	2,000,000

			Michigan—0.3%
			Detroit, Swr. Disp. Rev.,
A1+	995	[5]	Ser. A, 2.25%, 4/06/05, MBIA, FRWD	N/A	997,296
A1+	500	[5]	Ser. C-1, 2.25%, 4/07/05, FSA, FRWD	N/A	500,000

					1,497,296

			New Jersey—0.3%
A1+	1,100	[5]	St. Edl. Facs. Auth., Princeton Univ. Proj., Ser. B, 2.16%, 4/01/05, FRDD	N/A	1,100,000

			New York—3.6%
A-1	7,000	[5]	New York City, GO, Ser. H-7, 2.28%, 4/01/05, FRDD	N/A	7,000,000
A1+	5,000	[5]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev. Proj., Ser. C, 2.29%, 4/01/05, FRDD	N/A	5,000,000
A1+	4,000	[5]	New York City Transl. Fin. Auth., Ser. A-1, 2.27%, 4/06/05, FRWD	N/A	4,000,000

					16,000,000

			North Carolina—4.1%
A1+	7,540	[5]	Buncombe Cnty. Met. Swr. Dist., Swr. Sys. Rev., 2.28%, 4/07/05, XLCA, FRWD	N/A	7,540,000
A1+	10,550	[5]	Mecklenburg Cnty., Ser. C, 2.29%, 4/05/05, FRWD	N/A	10,550,000

					18,090,000

			Ohio—3.4%
VMIG1	7,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.29%, 4/04/05, FRWD	N/A	7,000,000
VMIG1	5,000	[5]	Hamilton Elec. Rev., Ser. B, 2.28%, 4/07/05, FSA, FRWD	N/A	5,000,000
VMIG1	3,105	[5]	Univ. of Akron, 2.28%, 4/07/05, FGIC, FRWD	N/A	3,105,000

					15,105,000

			Pennsylvania—0.9%
VMIG1	3,995	[5]	Higher Ed. Facs. Auth., St. Sys. Higher Ed. Proj., Ser. A, 2.23%, 4/05/05, MBIA, FRWD	N/A	3,995,000

			Tennessee—5.3%
			Clarksville Pub. Bldg. Auth., FRDD,
VMIG1	13,100	[5]	2.30%, 4/01/05	N/A	13,100,000
VMIG1	10,400	[5]	Pooled Fin. Mun. Bond Fund, 2.30%, 4/01/05	N/A	10,400,000

					23,500,000

			Washington—0.6%
A1+	2,500	[5]	Snohomish Cnty. Pub. Util. Dist. No. 001, Generation Sys. Rev.,
			Ser. A-1, 2.29%, 4/06/05, FSA, FRWD	N/A	2,500,000

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.3%
10,350	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 10,350,000

	Total Short-Term Investments (cost $106,492,2966)	106,492,296

	Total Investments—160.2% (cost $685,296,411)	$ 709,474,751
	Other assets in excess of liabilities—1.0%	4,576,218
	Preferred shares at redemption value, including dividends payable—(61.2)%	(271,110,071)

	Net Assets Applicable to Common Shareholders—100%	$ 442,940,898

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]	Cost for Federal income tax purposes is $684,975,289. The net unrealized appreciation on a tax basis is $24,499,462 consisting of $25,311,195 gross unrealized appreciation and $811,733 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.2% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Co.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005